Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents (note 8)	$ 453,283	$ 567,994
Restricted cash	27,848	107,672
Accounts receivable, including non-trade of $20,983 (2016 – $33,924) and related party balance of $9,459 (2016 – $26,471)	137,461	295,357
Assets held for sale	23,400	61,282
Net investment in direct financing leases (note 6)	9,683	154,759
Prepaid expenses and other (note 14)	36,698	84,899
Current portion of loans to equity-accounted investees	165,118	9,471
Total current assets	853,491	1,281,434
Restricted cash - non-current	74,301	129,576
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $1,253,417 (2016 – $3,294,021)	2,946,312	7,666,975
Vessels under capital leases, at cost, less accumulated amortization of $40,803 (2016 – $69,072) (note 6)	874,670	484,253
Advances on newbuilding contracts and conversion costs (note 10a)	492,800	987,658
Total vessels and equipment	4,313,782	9,138,886
Net investment in direct financing leases - non-current (note 6)	624,122	505,835
Loans to equity-accounted investees and joint venture partners, bearing interest between nil and LIBOR plus margins up to 3%	145,804	292,209
Equity-accounted investments (notes 3 and 10b)	1,187,648	1,010,308
Other non-current assets (note 14)	90,059	190,699
Intangible assets – net	97,949	89,175
Goodwill	43,692	176,630
Total assets	7,430,848	12,814,752
Current
Accounts payable	22,166	53,507
Accrued liabilities and other (notes 12 and 14)	195,605	395,163
Advances from affiliates	79,208	8,522
Current portion of derivative liabilities (note 14)	71,956	115,813
Current portion of long-term debt (note 8)	727,434	998,591
Current obligation under capital leases	115,690	40,353
Current portion of in-process revenue contracts	14,983	34,511
Total current liabilities	1,227,042	1,646,460
Long-term debt (note 8)	2,621,078	5,640,955
Long-term obligation under capital leases	739,532	352,486
Derivative liabilities (note 14)	62,288	415,041
In-process revenue contracts	27,635	88,179
Other long-term liabilities (note 15)	131,115	333,236
Total liabilities	4,808,690	8,476,357
Commitments and contingencies (notes 6, 8, 10, and 14)
Redeemable non-controlling interest (notes 3 and 10e)	0	249,102
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 86,262,990 shares outstanding and issued (2016 – 86,149,975)) (note 9)	892,094	887,075
Retained earnings	(93,802)	22,893
Non-controlling interest	1,833,095	3,189,928
Accumulated other comprehensive loss	(9,229)	(10,603)
Total equity	2,622,158	4,089,293
Total liabilities and equity	$ 7,430,848	$ 12,814,752